SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

1.	On July 14, 2026, the Company made a strategic minority equity investment of $3.0 million in Radial, a management services organization supporting a network of Brain Medicine clinics. The investment was made as part of Radial’s Series A financing round and is consistent with the Company’s strategy to secure minority equity positions in mental health provider networks. For more information see Note 5.B.7.

2.	On July 15, 2026, the Company entered into a strategic equity financing agreement with CM Counsel Management LLC (“Sound Minds”), a behavioral health services provider operating multiple locations in the United States. Under the terms of the agreement, the Company will invest $500 for a minority equity interest in Sound Minds in the form of a preferred, annually compounding security.

3.	On August 26, 2026, following the achievement of the first milestone under the Series A Preferred Stock Purchase Agreement with Tangient, the Group made an additional milestone investment of approximately $833. For more information see Note 5.B.3.